Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
3.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31, 2023	As of December 31, 2022

Accounts receivable	$100,967	$92,225
Less: Allowance for credit losses for accounts receivable	(3,269)	(3,115)
Total	$97,698	$89,110

Movement of allowance of credit losses for accounts receivable

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Beginning balance	$3,115	$2,398	$2,537
Provision for credit losses	608	1,130	428
Written-off	(401)	(178)	(624)
Exchange rate effect	(53)	(235)	57
Ending balance	$3,269	$3,115	$2,398